Jan. 28, 2025
Amplify Samsung SOFR ETF
Amplify Samsung SOFR ETF
INVESTMENT OBJECTIVE
The Amplify Samsung SOFR ETF seeks to provide investors with current income equal to the returns of the Secured Overnight Financing Rate (SOFR).
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Samsung SOFR ETF Amplify Samsung SOFR ETF
Management Fees	0.20%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.20%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify Samsung SOFR ETF | Amplify Samsung SOFR ETF | USD ($)	20	64	113	255

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended September 30, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF that seeks to closely replicate the performance of the SOFR, as published by the Federal Reserve Bank of New York (New York Fed). Under normal market circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in investment instruments selected by Samsung Asset Management (New York), Inc., the Fund’s sub-adviser (“Samsung” or the “Sub-Adviser”) with the goal of achieving the returns that closely replicate the performance of SOFR after Fund fees and expenses and prior to any distributions payable by the Fund. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund.

SOFR

SOFR is a short-term benchmark rate that measures the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities in the repurchase market and is intended to serve as a rate upon which other debt transactions can be benchmarked. SOFR is announced by the New York Fed at 8:00 a.m. E.T. each day and is calculated based on the daily repurchase agreement (“repo”) transactions secured by U.S. Treasuries. SOFR is published one business day following its value date (the day when overnight trades were negotiated), by the New York Fed on its website. SOFR is subject to revision at 2:30 p.m. E.T. if the change in rate exceeds one basis point on the same day of initial publication. While the Fund will seek to provide shareholders with the returns of SOFR after the payment of Fund fees and expenses, shareholder returns will be reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. See “Additional Information About the Fund’s Strategies and Risks — Additional Information about SOFR” for additional information about SOFR.

The Fund’s Investments

The Fund will seek to achieve returns that closely replicate the performance of the SOFR, before fees and expenses. The Fund expects to achieve such returns by investing principally in repos. Under a repo, the Fund acquires predetermined collateral investments from financial institutions, such as banks and broker-dealers as are deemed to be creditworthy by the Sub-Adviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repo’s repurchase price generally equals the price paid by the Fund plus interest negotiated by the Fund and financial institution (which may be more or less than the rate on the underlying portfolio security).

The Fund may, from time to time, also invest in over-the-counter (“OTC”) swap agreements with one or more financial institutions. In a “swap” transaction, the Fund agrees with a swap counterparty to exchange the return (or differentials in rates of return) earned or realized on predetermined collateral investments for a specified time period. The Fund’s investments in swaps, if any, are expected to be in interest rate swap agreements whereby the Fund and swap counterparty exchange or swap payments based on changes in an interest rate or rates, such as SOFR. The terms of any OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under any such OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The Fund may also purchase short term notes with obligations to pay a specified sum, plus interest, to the Fund, typically within one year.

Collateral Investments

The Fund expects to hold cash, cash-like instruments or high-quality securities to support the Fund’s repos, as collateral for any OTC swap agreements and for investment purposes (collectively the “Collateral Investments”). The Collateral Investments are expected to consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses, each rated investment grade or determined by the Sub-Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

Diversification Status. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s highest quarterly return was 1.33% (quarter ended September 30, 2024) and the Fund’s lowest quarterly return was 1.16% (quarter ended December 31, 2024).
Average Annual Total Return as of December 31, 2024
Average Annual Returns - Amplify Samsung SOFR ETF	Label	1 Year	Since Inception	Inception Date
Amplify Samsung SOFR ETF	Return Before Taxes	5.21%	5.25%	Nov. 14, 2023
Amplify Samsung SOFR ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	3.04%	3.14%	Nov. 14, 2023
Amplify Samsung SOFR ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	3.05%	3.11%	Nov. 14, 2023
ICE BofA US Dollar Overnight Deposit Bid Rate Total Return Index (reflects no deduction for fees, expenses or taxes)	ICE BofA US Dollar Overnight Deposit Bid Rate Total Return Index (reflects no deduction for fees, expenses or taxes)	5.37%	5.39%	Nov. 14, 2023
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	5.67%	Nov. 14, 2023

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.